LEASES - Components of lease expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Components of lease expense
Amortization of right-of-use assets	¥ 51,507	$ 7,894	¥ 48,995
Interest on lease liabilities	4,108		4,462
Expense for short-term leases within 12 months	3,659		4,239
Total lease cost	¥ 59,274		¥ 57,696